PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT, NET

	As of March 31,
	2024	2025
	US$	US$

Computers	207,481	224,302
Renovation	85,257	170,009
Office equipment	40,593	47,270
Furniture and fittings	27,193	45,398
Subtotal	360,524	486,979
Less : Accumulated depreciation	(320,341)	(378,233)
Plant and equipment, net	40,183	108,746